FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income:
Interest income	$ 539	$ 287	$ 624
Change in fair value of SWAP	0	0	380
Other	0	45	147
Financial income	539	332	1,151
Financial expense:
Foreign currency translation losses	(528)	(1,537)	(950)
Interest expense on debts	(119)	(1,045)	(2,334)
Change in fair value of convertible debt	0	0	(600)
Bank charges and other	(473)	(388)	(737)
Financial expenses	(1,120)	(2,970)	(4,621)
Financial expense, net	$ (581)	$ (2,638)	$ (3,470)